Exhibit 99.8 Schedule 1

TPR Firm:		Report Date:	9/21/2026
Client Name:	PRP-Annex VI AIV, LLC	Report:	Exception Report
Deal Name:	PRPM 2026-NQM4	Loans in report:	11

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	169144	XXX	D	A	D	A	C	A	A	A	Closed	FCRE1440	2024-07-25 10:48	2024-08-06 16:36	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Lender LOX received-condition cleared. - Due Diligence Vendor-08/06/2024
Ready for Review-Document Uploaded.  - Seller-08/06/2024
Counter-Lender LOX received, however insufficient to clear condition. Missing supporting documentation to support the borrower has been making the mortgage payments for XXX & XXX accounts. - Due Diligence Vendor-07/31/2024
Ready for Review-Document Uploaded. Please see attached the email that explains the borrower's relationship to XXX who's name is on the mortgage statements - Seller-07/30/2024
Open-Housing History Does Not Meet Guideline Requirements Missing documentation to support borrower maintained mortgage payments with XXX & XXX accounts. Documentation provided does not reflect the borrowers name and appears borrower is not a party to the obligation. Unable to determine if housing history has been met. - Due Diligence Vendor-07/25/2024	Ready for Review-Document Uploaded. - Seller-08/06/2024
 Ready for Review-Document Uploaded. Please see attached the email that explains the borrower's relationship to XXX who's name is on the mortgage statements - Seller-07/30/2024
Resolved-Lender LOX received-condition cleared. - Due Diligence Vendor-08/06/2024	Qualifying DTI below max allowed. - XXX% calculated DTI is XXX% percent below the maximum DTI per guidelines of 50%.
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 6 months		XXX Email Confirmation - Relation to XXX.pdf XXX LOE.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Refinance	Cash Out - Debt Consolidation	N/A	N/A
XXX	169144	XXX	D	A	D	A	C	A	A	A	Closed	FCRE6763	2024-07-25 11:03	2024-07-31 16:18	Resolved	1 - Information	C	A	Credit	Income/Employment	Income documentation does not meet guidelines	Resolved-Guideline clarification received - cleared. - Due Diligence Vendor-07/31/2024
Ready for Review-Document Uploaded. P&L guidelines
5.4 Profit and Loss Only (P&L)
5.4.1 Product Eligibility
Permitted for self-employed borrowers with a minimum 25% ownership of the business (Product 130 only-must document 50% ownership of the business). The Profit and Loss (P&L) must be prepared by a Third Party Certified Public Account (CPA), an IRS Enrolled Agent (EA), or a CTEC registered tax preparer. The borrower must be self-employed for at least two years to qualify for this program documented via a Business License (where required by regulation), Letter from the Tax Professional (as defined above) that prepared the P&L, and Secretary of State Filing or the equivalent. The CPA/ EA/ CTEC preparing the P&L must have filed the Borrower’s most recent personal/business tax returns. Borrowers who prepare their own tax returns are not eligible.
5.4.2 Documentation and Qualification
• A 12 month P&L Statement representing total business sales and expenses for the time period covered by the P&L Statement.
• A gap P&L covering the period between the end of 12 month P&L and application date is required when the gap is greater than three months.
• Qualifying Income:
o Net income from the P&L divided by 12 months, multiplied by the borrower’s ownership percentage.
o Expenses on the P&L must be reasonable for the industry of the business.
o The minimum expense factor is 20% for service related business and 40% for product based business.
▪ A service related business includes, but is not limited to the following: Accounting,
Consulting, Counseling, Financial Planning, Insurance, Therapists, Individual
Cosmetologists, etc
▪ A product based business selling goods includes, but is not limited to the following:
Contracting or Construction, Food Services, Manufacturing, Restaurants, Retail Goods,
etc.
o If the monthly income as disclosed on the initial signed 1003 is less than the above it must be used for qualifying.
• Profit and Loss must be signed by both the borrower and tax preparer.
• Preparer to provide a signed document on their business letterhead reflecting their address, phone number, and license number with the following information:
o Confirmation of the review or completion of the most recent two years tax returns for the borrower.
o Reflect the borrower’s name, business name, and percentage of business ownership by the borrower.
o XXX will document that the CPA/ EA/ CTEC as current and active via a screenshot from the applicable state licensing authority, certification from the IRS (screenshot of IRS website), certification from XXX (screenshot of XXX website). - Seller-07/30/2024
Open-Missing Cosmetology license documentation to support borrower is self employed as a nail tech for required 2 year period. Documentation provided was a CPA letter only and does not meet guideline requirement. - Due Diligence Vendor-07/25/2024	Ready for Review-Document Uploaded. P&L guidelines
5.4 Profit and Loss Only (P&L)
5.4.1 Product Eligibility
Permitted for self-employed borrowers with a minimum 25% ownership of the business (Product 130 only-
must document 50% ownership of the business). The Profit and Loss (P&L) must be prepared by a Third Party
Certified Public Account (CPA), an IRS Enrolled Agent (EA), or a CTEC registered tax preparer.
The borrower must be self-employed for at least two years to qualify for this program documented via a
Business License (where required by regulation), Letter from the Tax Professional (as defined above) that prepared the P&L, and Secretary of State Filing or the equivalent. The CPA/ EA/ CTEC preparing the P&L must have filed the Borrower’s most recent personal/business tax returns. Borrowers who prepare their own tax returns are not eligible.
5.4.2 Documentation and Qualification
• A 12 month P&L Statement representing total business sales and expenses for the time period covered by the P&L Statement.
• A gap P&L covering the period between the end of 12 month P&L and application date is required when the gap is greater than three months.
• Qualifying Income:
o Net income from the P&L divided by 12 months, multiplied by the borrower’s ownership percentage.
o Expenses on the P&L must be reasonable for the industry of the business.
o The minimum expense factor is 20% for service related business and 40% for product based business.
▪ A service related business includes, but is not limited to the following: Accounting,
Consulting, Counseling, Financial Planning, Insurance, Therapists, Individual
Cosmetologists, etc
▪ A product based business selling goods includes, but is not limited to the following:
Contracting or Construction, Food Services, Manufacturing, Restaurants, Retail Goods,
etc.
o If the monthly income as disclosed on the initial signed 1003 is less than the above it must be used for qualifying.
• Profit and Loss must be signed by both the borrower and tax preparer.
• Preparer to provide a signed document on their business letterhead reflecting their address, phone number, and license number with the following information:
o Confirmation of the review or completion of the most recent two years tax returns for the borrower.
o Reflect the borrower’s name, business name, and percentage of business ownership by the borrower.
o XXX will document that the CPA/ EA/ CTEC as current and active via a screenshot from the applicable state licensing authority, certification from the IRS (screenshot of IRS website), certification from XXX (screenshot of XXX website). - Seller-07/30/2024
Resolved-Guideline clarification received - cleared. - Due Diligence Vendor-07/31/2024	Qualifying DTI below max allowed. - XXX% calculated DTI is XXX% percent below the maximum DTI per guidelines of 50%.
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 6 months		XXX proof of self employment.pdf XXX P&L.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Refinance	Cash Out - Debt Consolidation	N/A	N/A
XXX	169144	XXX	D	A	D	A	C	A	A	A	Closed	FCRE3978	2024-07-25 10:59	2024-07-31 10:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Resolved-Received Borrower LOX for property addresses. - Due Diligence Vendor-07/31/2024
Ready for Review-Document Uploaded. XXX SHOWS TIME FRAME FROM XXX TO XXX
XXX SHOWS TIME FRAME FROM XXX TO XXX
SEE ATTACHED LETTER OF EXPLANATION PAGE 2 - Seller-07/30/2024
Open-Missing documentation to support borrowers has resided in primary residence as listed on the URLA/1003. Credit report provided reflects current addresses as of XXX of 1)XXX & 2) XXX. - Due Diligence Vendor-07/25/2024	Ready for Review-Document Uploaded. XXX SHOWS TIME FRAME FROM XXX TO XXX XXX SHOWS TIME FRAME FROM XXX TO XXX SEE ATTACHED LETTER OF EXPLANATION PAGE 2 - Seller-07/30/2024	Resolved-Received Borrower LOX for property addresses. - Due Diligence Vendor-07/31/2024	Qualifying DTI below max allowed. - XXX% calculated DTI is XXX% percent below the maximum DTI per guidelines of 50%.
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 6 months		XXX LOE for Address Variations.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Refinance	Cash Out - Debt Consolidation	N/A	N/A
XXX	169144	XXX	D	A	D	A	C	A	A	A	Closed	FCRE4963	2024-07-23 11:18	2024-07-31 10:13	Resolved	1 - Information	C	A	Credit	Debt	No evidence of required debt payoff	Resolved-Received applicable payoff statements. - Due Diligence Vendor-07/31/2024
Ready for Review-Document Uploaded.  - Seller-07/30/2024
Open-Final PCCD reflect XXX XXXX, XXX XXXX & XXX XXXX to be paid off, missing the payoffs statements for each of these accounts. - Due Diligence Vendor-07/23/2024	Ready for Review-Document Uploaded. - Seller-07/30/2024	Resolved-Received applicable payoff statements. - Due Diligence Vendor-07/31/2024	Qualifying DTI below max allowed. - XXX% calculated DTI is XXX% percent below the maximum DTI per guidelines of 50%.
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 6 months		XXX Payoff Statements.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Refinance	Cash Out - Debt Consolidation	N/A	N/A
XXX	169144	XXX	D	A	D	A	C	A	A	A	Closed	1000609-1001960	2024-07-22 16:04	2024-07-31 09:03	Resolved	1 - Information	C	A	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date	Resolved- - Due Diligence Vendor-07/31/2024
Ready for Review-Document Uploaded.  - Seller-07/30/2024
Open-The Initial Closing Disclosure Received Date of (XXX) is not three business days before the consummation date of (XXX). Three business days before the consummation date is (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - Due Diligence Vendor-07/22/2024	Ready for Review-Document Uploaded. - Seller-07/30/2024	Resolved- - Due Diligence Vendor-07/31/2024	Qualifying DTI below max allowed. - XXX% calculated DTI is XXX% percent below the maximum DTI per guidelines of 50%.
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 6 months		XXX Initial CD.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Refinance	Cash Out - Debt Consolidation	N/A	N/A
XXX	174802	XXX	C	A	C	A	A	A	A	A	Closed	FCRE1630	2026-06-03 13:41	2026-06-22 16:18	Resolved	1 - Information	C	A	Credit	Title	Vested Owner Signature Does Not Meet Requirements	Resolved-Received a copy of the Single-Member Operating Agreement which reflects the Business Purpose as Real Estate Investment. - Due Diligence Vendor-06/22/2026
Ready for Review-Document Uploaded. Operating agreement attached showing business purpose.
All docs were signed as XXX - Buyer-06/22/2026
Open-Exception request denial submitted with file for Business purpose and activities are limited to ownership and management of real estate.  Lender requested an exception to allow for Business Purpose on the DSCR BPL loan to be "Consulting Service" Missing Operating agreement reflecting Business Purpose: The purpose of the Company is to conduct business in Real Estate Investing & Property Management has been filed with the state.
Exception Request 1 Decision: Denied
Exception Request 1 Decision Date - XXX
Exception Request 1 Decisioned By - XXX
Manager Notes: Exception review - denied to allow business purpose as consulting services. Business is XXX. - Due Diligence Vendor-06/03/2026	Resolved-Received a copy of the Single-Member Operating Agreement which reflects the Business Purpose as Real Estate Investment. - Due Diligence Vendor-06/22/2026	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 640	COMPENSATING FACTORS: FICO XXX, DSCSSR XXX, RESERVES XXXMOS	XXX_XXX-XXX_Signatures.pdf XXX_XXX Operating Agreement.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Refinance	Cash Out - Other	N/A	N/A
XXX	174802	XXX	C	A	C	A	A	A	A	A	Closed	FCRE4963	2026-06-03 14:35	2026-06-22 16:08	Resolved	1 - Information	C	A	Credit	Debt	No evidence of required debt payoff	Resolved-Received payoff statement for XXX taxes. - Due Diligence Vendor-06/22/2026
Ready for Review-Document Uploaded. Payoff statement for the XXX payoff and the final executed CD attached.  - Buyer-06/22/2026
Open-Missing payoff for XXX taxes in the amount of XXX. - Due Diligence Vendor-06/03/2026	Resolved-Received payoff statement for XXX taxes. - Due Diligence Vendor-06/22/2026	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 640		XXX_XXX-XXX_Payoff Statement.pdf XXX_XXX-XXX_CD.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Refinance	Cash Out - Other	N/A	N/A
XXX	174055	XXX	D	B	D	B	A	A	D	A	Closed	FCRE1200	2026-06-03 09:37	2026-06-30 09:41	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-06/30/2026
Ready for Review-Document Uploaded. Please find exception, thank you    - Buyer-06/29/2026
Open-Audited Loan Amount of $XXX is less than the Guideline Minimum Loan Amount of $100000 - Due Diligence Vendor-06/03/2026	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-06/30/2026	DSCR ratio greater than guideline requirement - Calculated DSCR XXX, minimum DSCR per guidelines is 1.
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months	1) XXX FICO is greater than 700 2) XXX months of Reserves are greater than 3 3) XXX DSCR is greater than 1	Exception XXX.jpg	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Purchase	NA	Originator Post-Close	Yes
XXX	174055	XXX	D	B	D	B	A	A	D	A	Closed	FVAL4217	2026-06-08 16:29	2026-06-29 16:17	Resolved	1 - Information	D	A	Property	Missing Doc	Missing Appraisal photos	Resolved-Received appraisal with photos. - Due Diligence Vendor-06/29/2026
Ready for Review-Document Uploaded. Photos with appraisal and 1004D for your reference. - Buyer-06/29/2026
Open-Missing photos of the subject property. - Due Diligence Vendor-06/08/2026	Resolved-Received appraisal with photos. - Due Diligence Vendor-06/29/2026	DSCR ratio greater than guideline requirement - Calculated DSCR XXX, minimum DSCR per guidelines is 1.
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months		1004D.pdf XX V1 Appraisal.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Purchase	NA	N/A	N/A
XXX	174055	XXX	D	B	D	B	A	A	D	A	Closed	FCRE1469	2026-06-03 08:51	2026-06-29 14:46	Resolved	1 - Information	D	A	Credit	Missing Doc	Asset 3 Missing	Resolved-Received revised URLA removing XXX account #XXX from qualifying assets. - Due Diligence Vendor-06/29/2026
Ready for Review-Document Uploaded. Please see updated URLA.  Not using account XXX #XXX  - Buyer-06/29/2026
Open-Asset 3 Missing Missing asset statements from XXX #XXX as reflected on the final 1003/URLA - Due Diligence Vendor-06/08/2026	Resolved-Received revised URLA removing XXX account #XXX from qualifying assets. - Due Diligence Vendor-06/29/2026	DSCR ratio greater than guideline requirement - Calculated DSCR XXX, minimum DSCR per guidelines is 1.
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months		Updated URLA.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Purchase	NA	N/A	N/A
XXX	174035	XXX	D	A	D	A	A	A	A	A	Closed	FCRE7347	2026-05-19 09:21	2026-05-29 16:25	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Clarification received for Use of Market Rent. - Due Diligence Vendor-05/29/2026
Ready for Review-Document Uploaded. The lease is short term for only 1 month and extended for 30 days. Per underwriter "using market rent of $XXX to qualify and treating subject as vacant. See additional UW notes below.
Treating as vacant/occupied using LTR since the current lease expires XXX.Using LTR is more stringent since market rent is less than current rent. Since using the path of vacant/unleased; UW decreased the LTV by XXX%(XXX%-XXX%=XXX%LTV max). - Buyer-05/29/2026
Open-Lease Agreement submitted is incomplete. Missing evidence of Monthly Lease Amount. - Due Diligence Vendor-05/19/2026	Resolved-Clarification received for Use of Market Rent. - Due Diligence Vendor-05/29/2026	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines 80%
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 9 months.		XXX_XXX_LOE.pdf XXX_XXX_UW Note.pdf XXX_XXX_Lease Agreement.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Refinance	Cash Out - Other	N/A	N/A
XXX	174130	XXX	C	A	C	A	A	A	A	A	Closed	FCRE4963	2026-05-12 13:33	2026-05-27 11:03	Resolved	1 - Information	C	A	Credit	Debt	No evidence of required debt payoff	Resolved-Received evidence of back tax payments and payoff for XXX for subject property in the amount of $XXX. - Due Diligence Vendor-05/27/2026
Ready for Review-Document Uploaded. Please see the attached from title. Confirmation of payoff email, XXX payoff and bank draft, and taxes. The provided information should clear the finding.  - Buyer-05/27/2026
																							Open-Missing payoff for the XXX Back property taxes in the amount of $XXX & XXX for subject property in the amount of $XXX. - Due Diligence Vendor-05/12/2026		Resolved-Received evidence of back tax payments and payoff for XXX for subject property in the amount of $XXX. - Due Diligence Vendor-05/27/2026	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 680		XXX_XXX_Confirmation email from title.pdf XXX_XXX_XXX Real Property Tax FOR XXX AND XXX PAID.pdf XXX_XXX_BANK DRAFT OF LOAN PMT ON XXX.pdf XXX_XXX_XXX Payoff.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Refinance	Cash Out - Other	N/A	N/A
XXX	177259	XXX	B	B	A	A	A	A	B	B	Closed	FVAL1563	2026-06-22 14:46	2026-06-23 10:29	Waived	2 - Non-Material	B	B	Property	Appraisal	Unsupported adjustments or comps	Waived-Exception approval provided for use of two comparable rentals located 8 and 10 miles from the subject. - Due Diligence Vendor-06/22/2026	Waived-Exception approval provided for use of two comparable rentals located 8 and 10 miles from the subject. - Due Diligence Vendor-06/22/2026	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 720	good cash flow with DSCR >XXX >XXX months reserves XXX FICO with all credit 0x30 for 25 years		ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Refinance	Cash Out - Other	Originator Pre-Close	Yes
XXX	174128	XXX	D	A	D	A	A	A	A	A	Closed	FCRE1676	2026-05-18 13:56	2026-05-28 09:42	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Credit General	Resolved-Received clear final title policy. - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded. Please see Final Title Policy, which addresses and clears conditioned items. Please rescind finding, thank you. - Buyer-05/28/2026
Open-There is a discrepancy in how the final vesting will appear. Current vesting shows XXX. Proposed vesting shows XXX. Title item #4 on schedule B part one #a requires deed from XXX to XXX (fully signed copy provided). However, item #c requires Deed from XXX to XXX. - Due Diligence Vendor-05/18/2026	Resolved-Received clear final title policy. - Due Diligence Vendor-05/28/2026	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 03 months
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 720		Full Lender Policy.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Refinance	Cash Out - Other	N/A	N/A
XXX	174128	XXX	D	A	D	A	A	A	A	A	Closed	FCRE1254	2026-05-18 13:53	2026-05-28 09:40	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received clear final title policy. - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded. Please see Final Title Policy, which addresses and clears conditioned items.  Please rescind finding, thank you. - Buyer-05/28/2026
Open-Property Title Issue Missing evidence title has reviewed and approved the following on schedule B part 1 of the policy: 1) Item # 11  title received and reviewed properly completed Notice of Availability of Closing or Settlement Protection by the Buyer / Seller.  2) #12 title received and reviewed LLC documentation for XXX.  3) #13 title received and reviewed LLC documentation for XXX.
- Due Diligence Vendor-05/18/2026	Resolved-Received clear final title policy. - Due Diligence Vendor-05/28/2026	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 03 months
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 720		Full Lender Policy.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Refinance	Cash Out - Other	N/A	N/A
XXX	174784	XXX	C	A	C	A	A	A	A	A	Closed	FCRE1122	2026-05-18 12:34	2026-05-29 14:11	Resolved	1 - Information	C	A	Credit	Closing	Loan Originator NMLS Number and Loan Origination NMLS are not unique	Resolved-Guideline clarification received. - Due Diligence Vendor-05/29/2026
Ready for Review-The MLO is not required to be licensed in XXX (the property address is in XXX), XXX adhere the company's NMLS licensing for DSCR loans.  - Buyer-05/29/2026
Open-Missing NMLS for Loan Officer. The Loan Originator NMLS and the Loan Origination Company share the same NMLS number. - Due Diligence Vendor-05/18/2026	Resolved-Guideline clarification received. - Due Diligence Vendor-05/29/2026	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months			ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Refinance	Cash Out - Other	N/A	N/A